Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2014
Accounting Policies [Abstract]
Schedule of Calculation of Basic Earnings per Share and Diluted Earnings per Share

The following is a reconciliation of the number of shares used in the calculation of basic earnings per share and diluted earnings per share during the years ended December 31, 2014 and 2013:

	Fiscal Year Ended December 31,
	2014	2013
Net loss	$(13,874,513)	$(3,707,243)

Weighted-average shares used in computing basic and diluted net loss per common share	1,270,033	535,648
Basic and diluted net loss per common share	$(10.92)	$(6.92)

Schedule of Potentially Dilutive Securities Outstanding Excluded from Computations of Diluted Weighted-Average Shares Outstanding

The following potentially dilutive securities outstanding have been excluded from the computations of diluted weighted-average shares outstanding because such securities have an antidilutive impact due to losses reported (in common stock equivalent shares):

	December 31,
	2014	2013
Convertible preferred stock	—	865,429
Warrants issued to 2010/2012 convertible note holders to purchase stock	523,867	Adjustable
Stock issuable upon conversion of convertible notes	—	Adjustable
Options to purchase common stock	1,072,011	239,606
Warrants issued in 2009 to purchase stock	9,259	9,259
Warrants issued to Underwriter to purchase common stock	82,500	—
Series A Warrants to purchase common stock	2,449,605	—
Series B Warrants to purchase common stock	Adjustable	—